Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies	Commitments and contingencies
Commitments
As at December 31, 2020, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2021	1,586
2022	1,389
2023	1,098
2024	877
2025	485
5,435
Contingencies
In the ordinary course of business, from time to time, the Company is involved in various claims related to operations, rights, commercial, employment or other claims. Although such matters cannot be predicted with certainty, management does not consider the Company’s exposure to these claims to be material to these financial statements.